Restatement Restated Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2017		Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other assets	$ 2,700	[1]	$ 2,953	$ 2,684	$ 2,527	$ 2,359	[1]
Total assets	314,382	[1]	304,372	290,922	286,133	273,593	[1]
Other liabilities	1,259	[1]	1,448	1,305	1,302	1,753	[1]
Total liabilities	283,326	[1]	273,199	258,883	254,340	241,818	[1]
Retained earnings	16,077	[1]	16,236	16,058	15,834	15,839	[1]
Total stockholders' equity	31,056	[1]	31,173	32,039	31,793	31,775	[1]	$ 21,760	[1]
Total liabilities and stockholders' equity	314,382	[1]	304,372	290,922	286,133	273,593	[1]
As Originally Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other assets	2,948		3,165	2,861	2,679	2,487
Total assets	314,630		304,584	291,099	286,285	273,721
Other liabilities	1,344		1,520	1,366	1,354	1,797
Total liabilities	283,411		273,271	258,944	254,392	241,862
Retained earnings	16,240		16,376	16,174	15,934	15,923
Total stockholders' equity	31,219		31,313	32,155	31,893	31,859		$ 21,760
Total liabilities and stockholders' equity	$ 314,630		$ 304,584	$ 291,099	$ 286,285	$ 273,721

[1]	Restated